Warrant liabilities	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Equity [Abstract]
Warrant liabilities

11. Warrant liabilities

The following table summarizes the Company’s outstanding warrants (dollars in thousands):

	Balance at December 31, 2021		Fair Value Adjustments(1)		Balance at March 31, 2022
	Warrants	Amount	Warrants	Amount	Warrants	Amount
Warrant liabilities
5-Year Private Warrants	9,478,830	$664	—	$5,308	9,478,830	$5,972
Seller Warrants	12,721,901	5	—	13	12,721,901	18
Total	22,200,731	$669	—	$5,321	22,200,731	$5,990

(1)

Liability classified warrants are subject to fair value remeasurement at each balance sheet date in accordance with ASC 814-40, Contracts on Entity’s Own Equity. As a result, fair value adjustments related exclusively to the Company’s liability classified warrants. Refer to Note 19 - Fair Value Measurements for further detail on the fair value of the Company’s liability classified warrants.

The following table summarizes additional information on the Company’s outstanding warrants:

	Exercise Price	Exercise Period	Expiration Date	Warrants Outstanding
Warrant liabilities
5-Year Private Warrants	$11.50	5 years	May 29, 2025	9,478,830
Seller Warrants	40.31	7 years	October 22, 2022	12,721,901

12. Warrant Liabilities

The following table summarizes the Company’s outstanding warrants included in Warrant liabilities on the Consolidated Balance Sheets (dollars in thousands):

					Transfers to an Unrelated		Balance at
	Balance at January 1, 2021		Fair Value Adjustments(1)		Third Party		December 31, 2021
	Warrants	Amount	Warrants	Amount	Warrants	Amount	Warrants	Amount
Warrant liabilities
5‑Year Private Warrants	9,888,415	$15,326	—	$(14,368)	(409,585)	$(294)	9,478,830	$664
Seller Warrants	12,721,901	63	—	(58)	—	—	12,721,901	5
Total	22,610,316	$15,389	—	$(14,426)	(409,585)	$(294)	22,200,731	$669

					Fair value		Transfers to an		Balance at
	Balance at January 1, 2020		Warrant Issuances		adjustments(1)		Unrelated Third Party		December 31, 2020
	Warrants	Amount	Warrants	Amount	Warrants	Amount	Warrants	Amount	Warrants	Amount
Warrant liabilities
5‑Year Private Warrants	—	$—	10,240,000	$12,185	—	$3,722	(351,585)	$(581)	9,888,415	$15,326
Seller Warrants	12,721,901	18	—	—	—	45	—	—	12,721,901	63
Total	12,721,901	$18	10,240,000	$12,185	—	$3,767	$(351,585)	$(581)	22,610,316	$15,389
(1)

Liability classified warrants are subject to fair value remeasurement at each balance sheet date in accordance with ASC 814-40, Contracts on Entity’s Own Equity. As a result, fair value adjustments related exclusively to the Company’s liability classified warrants. Refer to Note 20 - Fair Value Measurements for further detail on the fair value of the Company’s liability classified warrants.

The following table summarizes additional information on the Company’s outstanding warrants:

	Exercise Price	Exercise Period	Expiration Date	Warrants Outstanding
Warrant liabilities
5‑Year Private Warrants	$11.50	5 years	May 29, 2025	9,478,830
Seller Warrants	40.31	7 years	October 22, 2022	12,721,901

Warrant liabilities

5-Year Private Warrants

Prior to the Recapitalization Transaction, MUDS issued 7,740,000 warrants to purchase 7,740,000 shares of common stock, and concurrently with the Recapitalization Transaction, the Company issued 2,500,000 private placement warrants as part of a forward purchase unit offering (collectively, the “5-Year Private Warrants”). Refer to Note 3 - Recapitalization Transaction for further detail on the Recapitalization Transaction. The 5-Year Private Warrants cannot be redeemed and can be exercised on a cashless basis if the 5-Year Private Warrants are held by the initial purchasers or their permitted transferees. If the 5-Year Private Warrants are transferred to someone other than the initial purchasers or their permitted transferees (i.e. transferred to an “Unrelated Third Party”), such warrants become redeemable by the Company under substantially the same terms as the 5-Year Public Warrants. Since the original issue of private warrants, transfers to an Unrelated Third Party totaled 761,170, including 351,585 and 409,585 in the year ended December 31, 2020 and 2021, respectively, and therefore became classified as 5-Year Public Warrants.

Seller Warrants

In connection with the Recapitalization Transaction, the Company assumed the obligations and liabilities under that certain warrant agreement, dated as of October 22, 2015, by and between Seller and Computershare Inc., a Delaware corporation, and its wholly owned subsidiary Computershare Trust Company, N.A., a federally chartered trust company, collectively as initial warrant agent; and

Continental Stock Transfer & Trust Company, LLC was named as the successor warrant agent (the “Seller Warrant Agreement”). Pursuant to the assumption of the Seller Warrant Agreement, the warrants issued thereunder (the “Seller Warrants”) became exercisable into shares of common stock.

Under the Seller Warrant Agreement, certain adjustments are required to be made to: (i) the exercise price of each Seller Warrant; and (ii) the number of shares of common stock issuable upon exercise of each Seller Warrant upon issuing shares of common stock to “Restricted Persons” as defined in the Seller Warrant Agreement. As of December 31, 2021, the exercise price of each Seller Warrant was $40.31 per share of common stock and the number of shares of common stock issuable upon exercise of each Seller Warrant was 0.28055. As a result, an aggregate of 3,569,129 shares of common stock are issuable upon exercise of the 12,721,901 outstanding Seller Warrants. The Seller Warrants are listed on the Nasdaq Capital Market under the symbol “HYMCZ”.